CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,288,080	$ 187,343	¥ 1,055,982
Restricted cash	28,705	4,175	28,913
Accounts receivable, net	2,438	355	2,470
Amounts due from a related party	190	28	6,604
Inventories	11,320	1,646	7,905
Prepayments and other current assets	71,537	10,405	40,571
Total current assets	1,402,270	203,952	1,142,445
Non-current assets:
Property and equipment, net	128,412	18,677	100,177
Intangible assets, net	198,057	28,806	200,615
Goodwill	491,969	71,554	475,732
Deferred tax assets	6,713	976	2,404
Other non-current assets	53,353	7,760	34,965
Total non-current assets	878,504	127,773	813,893
Total assets	2,280,774	331,725	1,956,338
Current liabilities
Current portion of long-term loan	82,506	12,000
Accounts payable	8,426	1,225	6,041
Accrued expenses and other current liabilities	159,882	23,254	171,099
Deferred revenue and customer advances	1,002,796	145,851	812,821
Due to a related party			20,000
Income taxes payable	25,262	3,674	20,739
Total current liabilities	1,278,872	186,004	1,030,700
Non-current liabilities
Long-term loan	502,356	73,065	623,439
Non-current deferred revenue and customer advances	36,037	5,241
Deferred tax liabilities	14,541	2,115	3,785
Other non-current liabilities	8,134	1,183	2,682
Total non-current liabilities	561,068	81,604	629,906
Total liabilities	1,839,940	267,608	1,660,606
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 110,000,00 and 113,779,244 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	7,074	1,029	6,782
Additional paid-in capital	600,011	87,268	532,474
Treasury shares, at cost	(23,460)	(3,412)
Statutory reserves	78,345	11,395	46,366
Accumulated deficit	(248,674)	(36,168)	(315,531)
Accumulated other comprehensive income	42,459	6,175	40,040
Total RISE Education Cayman Ltd shareholders' equity	455,755	66,287	310,131
Non-controlling interests	(14,921)	(2,170)	(14,399)
Total equity	440,834	64,117	295,732
Total liabilities and shareholders' equity	¥ 2,280,774	$ 331,725	¥ 1,956,338